EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Investment [Line Items]
Revenue	$ 1,651	$ 1,519	$ 3,271	$ 3,047
Expenses	1,512	1,424	3,014	2,864
Share of net earnings from equity accounted investments	288	193	516	526	$ 961
Net income	1,051	664	2,074	851
Joint ventures | Associates
Investment [Line Items]
Revenue	1,239	1,180	2,614	2,398
Expenses	827	701	478	1,406
Share of net earnings from equity accounted investments	288	193	516	526
Income before fair value gains, net	516	638	2,398	1,238
Fair value (losses) gains, net	338	(139)	(1,141)	215
Net income	854	499	1,257	1,453
Joint Ventures And Associates
Investment [Line Items]
Share of net earnings from equity accounted investments	$ 104	$ 159	$ 262	$ 246